Liquidity Condition and Going Concern (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Liquidity Condition and Going Concern [Line Items]
Working capital deficits		$ 69,644,587	$ 86,440,241
Contingent consideration payable		4,617,000
Adjusted working capital		15,339,491
Cash flow operating activities	$ (5,588,803)	46,506,740	(12,529,017)
Cash		13,654,445	18,035,405
Related Party [Member]
Liquidity Condition and Going Concern [Line Items]
Contract liabilities from third parties		20,098,561	28,815,934
Due to related parties		56,633,373	$ 96,867,739
Third party and Related Party [Member]
Liquidity Condition and Going Concern [Line Items]
Contract liabilities from third parties		23,733,705
Joint Stock Commercial Bank for Investment and Development of Vietnam [Member]
Liquidity Condition and Going Concern [Line Items]
Cash		$ 70,663,820